Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 5,486	¥ 3,476	¥ 8,589	¥ 6,473
Life insurance costs	(120,927)	(94,452)	(222,493)	(174,215)
Write-downs of securities and other	(38)	(54)	(71)	(60)
Interest expense	(29,575)	(16,513)	(51,473)	(33,432)
Income tax (expense) or benefit	(18,010)	(38,614)	(38,737)	(68,070)
Net Income	61,321	82,119	125,609	152,719
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	108	5,090	1,164	5,262
Income tax (expense) or benefit	(10)	(1,173)	(292)	(1,204)
Net Income	98	3,917	872	4,058
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	1	3,964	17	4,177
Life insurance premiums and related investment income	(143)	1,319	811	1,415
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	50	27	162	58
Life insurance premiums and related investment income	200	(185)	174	(347)
Write-downs of securities and other		(35)		(41)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	5	11	8	21
Total before income tax	5	11	8	21
Income tax (expense) or benefit	(1)	(3)	(2)	(6)
Net Income	4	8	6	15
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	86	101	170	201
Amortization of net actuarial loss	(22)	(224)	(45)	(461)
Amortization of transition obligation	(1)	(1)	(1)	(1)
Total before income tax	63	(124)	124	(261)
Income tax (expense) or benefit	(17)	34	(33)	74
Net Income	46	(90)	91	(187)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	1,156	35	1,539	79
Total before income tax	(15)	(369)	(114)	(819)
Income tax (expense) or benefit	3	113	12	267
Net Income	(12)	(256)	(102)	(552)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(1,171)	(404)	(1,653)	(898)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	1,562	(1,606)	(1,885)	(2,415)
Income tax (expense) or benefit	(399)	394	436	593
Net Income	1,163	(1,212)	(1,449)	(1,822)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	63	(266)	(157)	(542)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(84)	(75)	(164)	(124)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ 1,583	¥ (1,265)	¥ (1,564)	¥ (1,749)